Schedule of calculation of basic and diluted net income per share (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares
Loss per share attributable to weighted average number of outstanding ordinary shares
Net loss available to common stockholders	$ (3,633,248)	$ (4,673,447)	$ (1,560,535)	$ (1,119,555)
Weighted average ordinary shares outstanding - basic	20,471,507	20,471,507	18,000,000	18,000,000
Weighted average ordinary shares outstanding - diluted	20,471,507	20,471,507	18,000,000	18,000,000
Loss per ordinary share - basic (cents) | (per share)	$ (17.75)	$ (22.83)	$ (8.68)	$ (6.22)
Loss per ordinary share - diluted (cents) | (per share)	$ (17.75)	$ (22.83)	$ (8.68)	$ (6.22)